Liberty Floating

                                    Rate Fund

                                Semiannual Report

                                February 28, 2002

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                               LIBERTY eDELIVERY.

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



                                Liberty Floating

                                    Rate Fund

                                Semiannual Report

                                February 28, 2002

                       LESS MAIL CAN BE IN YOUR FUTURE...

                               LIBERTY eDELIVERY.

              To sign up for eDelivery, go to www.icsdelivery.com

President's Message

Photo of: Keith T. Banks

Dear Shareholder:

The events of September 11 cast a negative pall over the financial markets during the six months ended February 28, 2002. In the fixed-income markets, high-quality bonds held up relatively well during the early months of the period, but leadership rotated to lower quality issues as interest rates began to creep up and investors began to anticipate a strengthening economy. Performance of the syndicated loan market continued to sag as the Federal Reserve Board lowered short-term interest rates to 1.75% -- the lowest point in 40 years. However, by the end of the period there were signs that the Fed's aggressive monetary policy was beginning to pay off. The U.S. economy returned to positive growth and the outlook for our markets appeared to improve.

As credit and market conditions change, the management team of the Liberty Floating Rate Fund continues to focus on capital preservation and management of credit risk. Your fund's managers execute this inherently defensive strategy by identifying critical differences between individual loans, thus making credit risk more visible and measurable. The managers' support team of 17 bank loan professionals follow strict guidelines designed to uphold their fundamental approach to research.

As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. I would like to assure you that this transaction has had no impact on your investment. Although the ownership of the fund's investment advisor has changed, the fund continues to be guided by the same investment principles and the same portfolio managers that attracted you to the fund in the first place. In the following pages, your portfolio managers discuss specific market factors and the performance of the fund in greater detail.

Sincerely,

/s/ Keith T. Banks
Keith T. Banks
President
Liberty Funds

MEET THE PRESIDENT

Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated.

Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US equity research and global head of research.


Net asset value per share as of  2/28/02 ($)
         Class A                9.30
         Class B                9.30
         Class C                9.30
         Class Z                9.30

Distributions declared per share 9/1/01-2/28/02 ($)
         Class A                0.276
         Class B                0.260
         Class C                0.253
         Class Z                0.292


Not FDIC Insured

May Lose Value

No Bank Guarantee

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Performance Information

Value of a $10,000 investment
12/17/98--2/28/02

Performance of a $10,000 investment
12/17/98--2/28/02 ($)

            without sales with sales
               charge       charge
---------------------------------------------------
 Class A      11,853        11,441
---------------------------------------------------
 Class B      11,742        11,602
---------------------------------------------------
 Class C      11,701        11,701
---------------------------------------------------
 Class Z      11,950           n/a
---------------------------------------------------


         Class A shares             Class A shares            CSFB Leveraged
         without sales charge       with sales charge         Loan Index

 12/1998 10,000                       9,650
         10,011                       9,661                     10,000
         10,084                       9,731                     10,026
         10,158                       9,802                      9,983
         10,249                       9,890                     10,044
         10,325                       9,964                     10,117
         10,387                      10,023                     10,247
         10,458                      10,092                     10,339
         10,521                      10,153                     10,407
         10,554                      10,185                     10,370
         10,615                      10,244                     10,345
         10,662                      10,289                     10,330
         10,707                      10,332                     10,397
         10,779                      10,402                     10,468
         10,856                      10,476                     10,570
         10,940                      10,557                     10,604
         10,975                      10,590                     10,521
         11,051                      10,665                     10,559
         11,132                      10,742                     10,647
         11,223                      10,831                     10,712
         11,310                      10,914                     10,789
         11,387                      10,988                     10,844
         11,457                      11,056                     10,879
         11,499                      11,096                     10,885
         11,527                      11,124                     10,908
         11,571                      11,166                     10,985
         11,672                      11,263                     11,051
         11,701                      11,291                     11,146
         11,655                      11,247                     11,159
         11,541                      11,137                     11,112
         11,654                      11,246                     11,245
         11,663                      11,255                     11,258
         11,795                      11,382                     11,286
         11,905                      11,488                     11,376
         11,784                      11,371                     11,159
         11,587                      11,181                     10,984
         11,693                      11,284                     11,158
         11,799                      11,386                     11,274
         11,956                      11,537                     11,336
 2/2002  11,853                      11,441                     11,292

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in the index. Index performance is from 12/31/98.

Average annual total return as of 2/28/02 (%)
Share class                        A                          B                           C                    Z
Inception                       11/2/99                    11/2/99                     11/2/99             12/17/98
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6 months (cumulative)    -0.44         -3.93         -0.61         -3.75         -0.68          -1.65         -0.26
-------------------------------------------------------------------------------------------------------------------
1-year                    1.30         -2.28          0.95         -2.12          0.80          -0.14          1.65
-------------------------------------------------------------------------------------------------------------------
Life                      5.46          4.30          5.15          4.76          5.03           5.03          5.73
-------------------------------------------------------------------------------------------------------------------

Average annual total return as of 12/31/01 (%)
Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6 months (cumulative)     1.17         -2.41          0.99         -2.19          0.91          -0.07          1.35
-------------------------------------------------------------------------------------------------------------------
1-year                    1.97         -1.62          1.62         -1.46          1.47           0.52          2.33
-------------------------------------------------------------------------------------------------------------------
Life                      5.60          4.38          5.30          4.88          5.18           5.18          5.87


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares, the appropriate class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0% and the class C shares EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, B and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

Portfolio Managers' Report

30-day SEC yield as of 2/28/02 (%)
                                   After
                               reimbursement

Class A                            5.41
Class B                            5.25
Class C                            5.10
Class Z                            5.96


The 30-day SEC yield reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 5.15% for class A shares, 4.99% for class B shares, 4.83% for class C shares and 5.70% for class Z shares.

Top 10 issuers as of  2/28/02 (%)

Washington Group International     1.3
Vought Aircraft Industries         1.2
Titan Corporation                  1.1
Corrections Corporation of America 1.1
Tapco International Corporation    1.1
Mission Energy Holdings            1.1
Manufacturer's Services            1.1
Nextel Finance Company             1.1
Metaldyne                          1.0
Huntsman ICIChemicals              1.0

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

6 months return as of 2/28/02 (%)

Liberty Floating Rate Fund,
Class A without sales charge      -0.44
Lipper Loan Participation
Average                           -0.95
CSFB Leveraged Loan Index         -0.74

In an environment that was difficult for all segments of the capital markets that are driven by credit quality, class A shares of Liberty Floating Rate Fund returned negative 0.44% without a sales charge for the six months ended February 28, 2002. That was slightly better than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was negative 0.74% for the period. The fund also slightly outperformed its peers, as indicated by a 6-month return of negative 0.95% for the Lipper Loan Participation Funds Average.1

The fund's outperformance was largely the result of its early exit from some of the more at-risk emerging telecommunications companies. Our continued focus on value-enhancing opportunities and broad portfolio diversification also benefited the fund.

Lower interest rates, higher defaults and 9/11 hurt results

Economic contraction, falling interest rates and rising defaults created a challenging environment for the bank loan market, which was worsened by the terrorist attacks on September 11. Loan market performance seesawed during the period: September and October were weak. Then, as the high-yield bond market recovered in November and December, some borrowers were able to issue high-yield bonds to repay their bank loans. That drove loan prices higher in the secondary market while activity in the primary loan market was relatively quiet as lenders reassessed the market post 9/11. Favorable market trends continued in January, but the market turned skittish again in February, the result of high-profile defaults, such as Global Crossing Holdings (0.1% of net assets).2

The events of September 11 had a negative impact on the fund's performance. The fund's holdings in the lodging and commercial aircraft manufacturing industries were hurt most by the terrorist attacks, including Wyndham International, Inc. (0.5% of net assets) and Vought Aircraft Industries (1.2% of net assets). Both loans have since recouped some of their value. In addition, lower short-term interest rates caused a dramatic reduction in the income produced by the fund's underlying loans and a rising default rate reduced secondary loan prices.

--------------------------------------------------------------------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.
2 Holdings are disclosed as of February 28, 2002, and are subject to change.

Basic strategy unchanged

Following September 11, we anticipated large price declines and sought to create liquidity in the portfolio by becoming net sellers. Once prices began to erode dramatically, we stopped selling and rode out the decline. Overall, however, we did not change our investing strategy despite the period's dramatic events.

We maintained our exposure to economically-sensitive industries such as auto suppliers, chemical, and steel, despite downward pressure on prices of loans in these sectors. We believe that the market has oversold these industries and as the economy improves, we believe they represent the best upside opportunity. We also increased our industry exposure to more stable sectors, such as pharmaceuticals, health care and defense.

We continue to seek opportunities that could enhance value. Our emphasis on securities that are trading at a discount to their intrinsic value led to investments in the transportation, textile, rail and shipping, and movies and entertainment industries. Our investment in theater-related securities, in particular, aided performance as a result of the rapid consolidation and balance-sheet restructuring in the industry, coupled with a much-improved box office.

Outlook improving

Although we do not expect a quick, dramatic improvement in the loan market, we are cautiously positive as we look forward. We believe an economic recovery could be underway in the second half of 2002 and into 2003 and expect defaults to begin to decline later this year. Better visibility on the economy's prospects should benefit the loan market. And as the Federal Reserve's monetary policy eventually tilts to higher rates, we expect coupon rates of loans to increase, with the potential to improve fund total returns.

/s/ Brian Good                      /s/ Jim Fellows

Brian Good                          Jim Fellows

Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty Floating Rate Fund since its inception.

Portfolio quality breakdown
dollar-weighted as of 2/28/02

Pie Chart:
Baa2:                                0.3
Baa3:                                0.2
Ba1:                                 2.8
Ba2:                                10.2
Ba3:                                23.3
B1:                                 23.6
B2:                                 10.9
B3:                                  6.5
Caa1:                                3.8
Caa2:                                2.2
Non-rated:                           5.9
Withdrawn:                           3.0
Other:                               7.3

Quality breakdowns are calculated as a percentage of total investments. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain these quality breakdowns in the future. Source: Moody's Credit Ratings

Top 5 sector breakdown
as of 2/28/02 (%)

Wireless telecommunications          5.2
Auto parts                           4.8
Diversified manufacturing            4.8
Broadcasting                         4.6
Aerospace/defense                    4.3

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

Just like any other investment, floating rate loan investments present some financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower- yielding security, which could affect the valuation of the portfolio's holdings.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

Investment Portfolio

February 28, 2002 (Unaudited)

--------------------------------------------------------------------------------
Variable Rate Senior Loan

Interests (a) - 92.8%              Par          Value
--------------------------------------------------------------------------------
Aerospace/Defense - 4.3%
DeCrane Aircraft Holdings, Inc.:
   Term Loan B       09/30/05 $ 2,912,438   $ 2,850,497
   Term Loan D       12/17/06   1,473,722     1,444,091
DRS Technologies,
   Term Loan         09/30/08   1,995,000     2,016,736
Titan Corp.:
   Term Loan B       02/23/07   1,974,874     1,977,944
   Term Loan C       02/23/07   4,784,775     4,791,921
United Defense Industries,
   Term Loan B       08/13/09   3,204,918     3,223,872
Veridian Corp.,
   Term Loan         09/14/06   2,447,578     2,445,487
Vought Aircraft Industries, Inc.:
   Term Loan A       06/30/06     688,406       653,449
   Term Loan B       06/30/07   3,151,566     3,030,946
   Term Loan C       06/30/08   2,196,298     2,113,904
   Term Loan X       12/31/06   1,083,333     1,034,567
--------------------------------------------------------------------------------
                                             25,583,414
--------------------------------------------------------------------------------

Apparel - 0.4%
The William Carter Co.,
   Term Loan B       09/30/08   2,493,750     2,509,910
--------------------------------------------------------------------------------

Auto Parts - 4.8%
1424666 Ontario Ltd.,
   Term Loan B       08/10/07  4,937,471      4,631,548
Collins & Aikman Products,
   Term Loan B       06/30/05   2,000,000     2,035,522
Dayco Products,
    LLC/Mark IV Industries,
   Term Loan A       02/28/07   1,355,202     1,336,691
Federal-Mogul Corp.:
   Term Loan B       02/24/05   1,960,000     1,061,170
   Term Loan C       02/24/04     485,000       467,180
J.L. French Automotive
   Castings, Inc.,
   Term Loan B       10/21/06   3,501,212     2,879,655
Key Plastics LLC: (b)
   Jr. Sec. Sub Notes04/30/07      38,339        38,339
   Sr. Sec. Sub Notes04/30/07     101,433       101,433
Meridian Automotive
   Systems, Inc., (b)
   Term Loan B       03/31/07   5,995,452     4,500,636
Metaldyne Co., LLC,
   Term Loan B       11/28/08   6,489,897     6,169,974
Stoneridge, Inc.,
   Term Loan B       12/31/05   1,887,850     1,765,153
Venture Holdings Co., LLC,
   Term Loan B       04/01/05   3,588,983     3,330,235
--------------------------------------------------------------------------------
                                             28,317,536

--------------------------------------------------------------------------------


                                      Par         Value
--------------------------------------------------------------------------------

Broadcasting - 4.6%
Comcorp/WhiteKnight,
   Term Loan A-2     03/31/03 $ 2,038,860   $ 1,723,493
Emmis Communications Corp.,
   Term Loan A       02/28/09   4,000,000     4,007,075
   Term Loan B       08/31/09     940,532       949,102
Entravision Communications Corp.,
   Term Loan B       12/31/08   3,980,000     3,998,727
Gray Communications Systems, Inc.,
   Term Loan         09/30/09   6,000,000     6,047,751
Quorum Broadcasting Co., Inc.,
   Term Loan B       09/30/07   2,059,055     1,842,854
Sinclair Broadcast Group, Inc.,
   Incremental Term
   Loan              09/30/09   3,000,000     3,030,106
UPC Financing Partnership, (b)
   Term Loan C-2     03/31/09   7,000,000     5,811,990
--------------------------------------------------------------------------------
                                             27,411,098

--------------------------------------------------------------------------------

Building & Real Estate - 1.3%
Juno Lighting,
   Term Loan B       11/30/06     773,953       770,072
Tapco International Corp.:
   Term Loan B       06/23/07   4,031,724     3,931,778
   Term Loan C       06/23/08   2,812,974     2,743,488
--------------------------------------------------------------------------------
                                              7,445,338

--------------------------------------------------------------------------------

Business Services - 1.7%
Encompass,
   Term Loan C       05/10/07   4,421,250     3,208,757
NATG Holdings, LLC: (b)
   Term Loan B       12/14/06   3,855,303     2,312,100
   Term Loan C       06/30/07   3,940,000     2,365,767
Transaction Network Services, Inc.,
   Term Loan B       04/03/07   2,276,289     2,278,212
--------------------------------------------------------------------------------
                                             10,164,836

--------------------------------------------------------------------------------

Cable Television - 2.3%
Century Cable Holdings, LLC:
   Discretionary
   Term              12/31/09     500,000       495,867
   Term Loan         06/30/09   4,000,000     3,959,620
Charter Communications
   Operating, LLC,
   Term Loan B       03/18/08   3,000,000     2,913,917
Olympus Cable Holdings, LLC,
   Term Loan A       06/30/10   2,000,000     1,948,842
RCN Corp.,
   Term Loan B       06/03/07   6,000,000     4,216,168
--------------------------------------------------------------------------------
                                             13,534,414

--------------------------------------------------------------------------------

See notes to investment portfolio.

Variable Rate Senior Loan
Interests (a)  (continued)            Par         Value
--------------------------------------------------------------------------------
Casinos/Gambling - 2.3%
Aladdin Gaming, LLC: (c)
   Term Loan A       02/26/05 $ 6,000,000   $ 4,170,000
   Term Loan B       08/26/06   1,250,000       877,500
Alliance Gaming Corp.,
   Term Loan         12/31/06   3,500,000     3,534,420
American Casinos, Inc.:
   Term Loan B       12/20/06     477,526       482,687
   Term Loan C       12/20/07     409,308       413,732
Boyd Gaming Corp.,
   Term Loan B       06/15/03   2,000,000     2,005,636
Isle of Capri Casinos:
   Term Loan B       03/02/06   1,058,586     1,067,244
   Term Loan C       03/02/07     926,263       933,350
--------------------------------------------------------------------------------
                                             13,484,569

--------------------------------------------------------------------------------

Chemicals - 3.7%
Hercules, Inc.,
   Term Loan D       11/15/05   3,465,000     3,473,526
Huntsman Corp.:
   Term Loan B       06/30/04   3,010,539     1,990,731
   Term Loan C       12/31/05   3,489,461     2,307,420
Huntsman ICI Chemicals, LLC:
   Term Loan B       06/30/07   1,715,253     1,673,615
   Term Loan C       06/30/08   4,491,324     4,382,163
ISP Technologies,
   Term Loan         06/27/08   3,980,000     3,985,541
Lyondell Chemical Co.,
   Term Loan E       05/17/06   1,018,813     1,028,247
Messer Griesheim Industries:
   Term Loan B       04/27/09     877,032       885,760
   Term Loan C       04/27/10   1,622,968     1,639,111
Noveon, Inc.,
   Revolver          03/31/07          --         1,958
   Term Loan A       03/31/07     596,250       592,172
--------------------------------------------------------------------------------
                                             21,960,244

--------------------------------------------------------------------------------

Consumer Services - 0.5%
Alderwoods Group, Inc.:
   Note 2 Year       01/02/04     132,282       132,943
   Note 5 Year       01/02/07     666,756       670,090
   Note 7 Year       01/02/09     880,114       932,921
AMF Bowling Worldwide, Inc.,
   Axel A            03/31/04   1,327,300     1,277,527
Loewen Group, Inc., (c)
   Revolver          06/18/02     121,471       121,471
--------------------------------------------------------------------------------
                                              3,134,952

--------------------------------------------------------------------------------

Consumer Specialties - 2.3%
American Greetings Corp.,
   Term Loan         06/15/06   2,985,000     3,001,600

                                      Par         Value
--------------------------------------------------------------------------------
Church & Dwight Co., Inc.,
   Term Loan B       09/30/07 $ 1,000,000   $ 1,011,558
Jostens, Inc.:
   Term Loan A       05/31/06     721,245       705,769
   Term Loan B       05/31/08   3,780,472     3,795,528
Mary Kay Corp.,
   Term Loan B       10/03/07   4,000,000     4,007,623
Weight Watchers International, Inc.,
   Term Loan A       09/30/05   1,161,991     1,156,930
--------------------------------------------------------------------------------
                                             13,679,008

--------------------------------------------------------------------------------

Containers/Packaging - 1.3%
Gaylord Container Corp.,
   Term Loan         06/19/04   1,231,531     1,222,897
Riverwood International Corp.:
   Revolver          12/31/06     229,167       231,273
   Term Loan         12/31/06   2,500,000     2,515,577
United States Can Co.,
   Term Loan B       10/04/08   4,468,750     3,718,875
--------------------------------------------------------------------------------
                                              7,688,622

--------------------------------------------------------------------------------

Diversified Commercial Services - 1.8%
Concentra Operating Corp.:
   Term Loan B       06/30/06   3,269,697     3,279,938
   Term Loan C       06/30/07   1,634,849     1,639,969
EPS Solutions Corp., (b)(c)
   Term Loan A       06/14/01    516,011             --
Outsourcing Solutions, Inc.,
   Term Loan B       06/10/06   5,882,192     5,489,314
--------------------------------------------------------------------------------
                                             10,409,221

--------------------------------------------------------------------------------

Diversified Manufacturing - 4.8%
Enersys,
   Term Loan B       11/09/08   2,475,000     2,452,601
Freedom Forge Corp.,
   Term Loan         12/17/04     658,391       543,172
General  Cable Corp.,
   Term Loan B       05/27/07   1,660,634     1,601,160
Gentek, Inc.,
   Term Loan C       10/31/07   4,930,057     3,477,290
Jason, Inc.,
   Term Loan B       06/30/07   4,432,500     4,102,482
MTD Products, Inc.,
   Term Loan B       06/14/07   3,220,064     3,179,477
Polymer Group, Inc.:
   Term Loan B       12/20/05   2,975,410     2,700,184
   Term Loan C       12/20/06   2,462,500     2,234,111
Polypore, Inc.,
   Term Loan B       12/31/06   1,884,772     1,886,355
Relizon Co.,
   Term Loan B       12/31/07   2,000,000     1,903,793

See notes to investment portfolio.

Variable Rate Senior Loan
Interests (a)  (continued)            Par         Value
--------------------------------------------------------------------------------
Diversified Manufacturing (continued)
SPX Corp.:
   Term Loan A       09/30/04 $ 1,340,426   $ 1,333,723
   Term Loan B       12/31/06   2,850,909     2,853,200
--------------------------------------------------------------------------------
                                             28,267,548

--------------------------------------------------------------------------------

Electric Utilities - 2.4%
AES EDC Funding II, LLC,
   Term Loan         10/06/03   4,000,000     3,402,526
Mission Energy Holding Co.:
   Term Loan A       07/02/06   1,688,612     1,713,607
   Term Loan B       07/02/06   4,811,688     4,895,809
Western Resources,
   Term Loan         03/17/03   4,088,756     4,103,189
--------------------------------------------------------------------------------
                                             14,115,131

--------------------------------------------------------------------------------

Electronic Components - 3.3%
IPC Acquisition Corp.,
   Term Loan         12/31/06   2,250,000     2,270,164
Knowles Electronics, Inc.,
   Term Loan B2      06/29/07   3,947,406     3,780,491
Manufacturers Services Ltd.,
   Overseas Finance, (b)
   Term Loan         09/30/05   6,320,000     6,340,109
Seagate Technology (US) Holdings, Inc.,
   Term Loan B       11/22/06   2,950,000     2,968,487
Viasystems, Inc.:
   Term Loan B       03/31/07   2,458,445     1,929,841
   Term Loan B Chips 03/31/07   2,483,278     1,949,383
--------------------------------------------------------------------------------
                                             19,238,475

--------------------------------------------------------------------------------

Engineering & Construction - 1.7%
URS Corp.:
   Term Loan B       06/09/06   1,356,250     1,313,870
   Term Loan C       06/09/07   1,356,250     1,313,870
Washington Group International,
   Revolver B        07/23/04   7,500,000     7,485,089
--------------------------------------------------------------------------------
                                             10,112,829

--------------------------------------------------------------------------------

Environmental Services - 2.1%
Allied Waste North America, Inc.:
   Term Loan A       07/21/05     771,379       768,941
   Term Loan B       07/21/06   1,777,407     1,769,868
   Term Loan C       07/21/07   2,132,888     2,123,830
Environmental Systems Products
    Holdings, Inc.:
     Tranche 1       12/31/04   4,352,196     3,840,631
     Tranche 2       12/31/04     621,747       407,220
Synagro Technologies, Inc.,
   Term Loan B       07/27/06   3,534,787     3,477,278
--------------------------------------------------------------------------------
                                             12,387,768

--------------------------------------------------------------------------------

                                      Par         Value
--------------------------------------------------------------------------------
Farming/Agriculture - 1.6%
Hines Nurseries, Inc.,
   Term Loan B       02/28/05 $ 4,421,890   $ 4,333,594
Quality Stores, Inc., (b)(c)
   Term Loan B       04/30/06   2,618,950     1,309,475
United Industries Corp.,
   Term Loan B       01/20/06   3,984,576     3,969,514
--------------------------------------------------------------------------------
                                              9,612,583

--------------------------------------------------------------------------------

Finance Companies- 0.1%
Finova Capital Corp.,
   Note              05/15/09   2,250,000       798,750
--------------------------------------------------------------------------------

Food Chains - 1.0%
Big V Supermarkets, Inc., (c)
   Term Loan B       08/10/03   2,089,296     1,723,670
Carrols Corp.,
   Term Loan B       12/31/07   3,950,000     3,939,230
--------------------------------------------------------------------------------
                                              5,662,900

--------------------------------------------------------------------------------

Food Manufacturing - 3.7%
American Seafoods Group, LLC,
   Term Loan B       12/31/05   2,910,253     2,912,655
Commonwealth Brands, Inc.,
   Term Loan         12/31/04   3,279,914     3,307,819
CP Kelco US, Inc.:
   Term Loan B       03/31/08   3,795,741     3,588,961
   Term Loan C       09/30/08   1,268,426     1,199,324
Del Monte Corp.,
   Term Loan         03/31/08     744,375       753,686
International Multifoods,
   Revolver          03/31/08   3,000,000     3,015,367
Merisant Corp.,
   Term Loan B       03/31/07   3,000,945     3,017,980
Michael Foods, Inc.,
   Term Loan B       04/10/08   1,175,158     1,188,571
New World Pasta Co.,
   Term Loan B       01/28/06   2,499,325     2,496,255
Pinnacle Foods Holding Corp.,
   Term Loan         05/22/08     500,000       504,297
--------------------------------------------------------------------------------
                                             21,984,915

--------------------------------------------------------------------------------

Healthcare Services - 3.5%
Alliance Imaging, Inc.,
   Term Loan A       11/02/06   3,549,618     3,512,828
Insight Midwest Holdings, LLC:
   Delayed Draw
   Term Loan         10/17/08          --        12,349
   Term Loan B       10/17/08   3,990,000     4,012,232
Pacificare Health Systems, Inc.,
   Term Loan A       01/02/03   2,500,000     2,382,234


See notes to investment portfolio.

Variable Rate Senior Loan

Interests (a)  (continued)            Par         Value
--------------------------------------------------------------------------------
Healthcare Services (continued)
Stewart Enterprises, Inc.,
   Term Loan         06/30/06 $ 4,895,000   $ 4,941,924
Sun Healthcare Group, Inc.: (c)
   Revolver          11/12/03  13,611,422     3,368,005
   Term Loan A       11/12/03     658,368       162,946
   Term Loan B       11/12/04   1,139,714       282,079
   Term Loan C       11/12/05   1,139,714       282,079
Vicar Operating, Inc.,
   Term Loan B       09/20/08   1,476,427     1,543,088
--------------------------------------------------------------------------------
                                             20,499,764

--------------------------------------------------------------------------------

Home Furnishings - 0.1%
Libbey Glass,
   Term Loan B       11/15/08          --         2,144
Simmons Co.,
   Term Loan B       10/29/05     411,630       411,820
--------------------------------------------------------------------------------
                                                413,964

--------------------------------------------------------------------------------
Hospital Management - 1.6%
Community Health Systems, Inc.,
   Term Loan D       12/31/05   2,170,416     2,180,475
Iasis Healthcare Corp.,
   Term Loan B       09/30/06   3,428,305     3,375,383
La Quinta Properties, Inc.,
   Term Loan         05/31/03     483,400       483,177
Triad Hospitals,
   Term Loan A       03/31/07   3,465,000     3,482,271
--------------------------------------------------------------------------------
                                              9,521,306

--------------------------------------------------------------------------------
Hotels/Resort - 1.0%
Extended Stay America, Inc.,
   Term Loan B        01/15/0   2,500,000     2,516,409
Wyndham International, Inc.,
   Term Loan         06/30/06   3,457,325     3,108,235
--------------------------------------------------------------------------------
                                              5,624,644

--------------------------------------------------------------------------------
Industrial Machinery - 0.2%
Terex Corp., Term Loan
   C - Powersc       03/06/06   1,107,576     1,111,927
--------------------------------------------------------------------------------

Insurance Broker/Service - 0.8%
Conseco, Inc.,
   Term Loan         09/30/03   5,476,096     4,609,769
--------------------------------------------------------------------------------

Media Conglomerates - 0.6%
Bridge Information Systems: (c)
   Multidraw Term
   Loan              06/01/06     912,236       371,736
   Revolver          07/07/03     595,142       242,520
   Term Loan A       07/07/03   1,912,173       779,211
   Term Loan B       05/29/05   5,426,699     2,211,380
--------------------------------------------------------------------------------
                                              3,604,847

--------------------------------------------------------------------------------

                                      Par         Value
--------------------------------------------------------------------------------
Medical Specialties - 1.0%
Dade Behring, Inc.:
   Term Loan B       06/30/06 $ 2,478,900   $ 2,483,586
   Term Loan C       06/30/07   3,450,207     3,456,108
--------------------------------------------------------------------------------
                                              5,939,694

--------------------------------------------------------------------------------

Metal Fabrications - 1.1%
Mueller Group, Inc.:
   Term Loan B       08/16/06     475,490       475,937
   Term Loan C       08/16/07     475,490       475,931
   Term Loan D       04/17/08   1,719,375     1,727,602
OM Group, Inc.,
   Term Loan B       04/01/07   3,989,982     4,008,748
--------------------------------------------------------------------------------
                                              6,688,218

--------------------------------------------------------------------------------

Metals/Mining - 1.2%
Copperweld Corp.,
   Term Loan         01/15/02     500,000       504,644
LTV Corp.:
   DIP               06/30/02     608,743       584,393
   Term Loan B       10/31/04   2,154,167     1,734,104
Stillwater Mining Co.,
   Term Loan B       12/31/07   3,970,000     3,973,114
--------------------------------------------------------------------------------
                                              6,796,255

--------------------------------------------------------------------------------

Movies/Entertainment - 2.7%
Loews Cineplex Entertainment Corp.: (c)
   DIP Revolver      03/31/02     534,545       533,209
   Revolver A        05/14/03   4,431,716     4,171,353
Metro-Goldwyn-
   Mayer Studios, Inc.,
   Term Loan A       03/31/05   4,625,000     4,620,575
Regal Cinemas, Inc.,
   Term Loan B       12/31/07   1,250,000     1,266,320
United Artists Theatre Co.,
   Term Loan         01/24/05   5,330,517     5,324,725
--------------------------------------------------------------------------------
                                             15,916,182

--------------------------------------------------------------------------------

Office Supplies - 0.1%
Mail-Well, Inc.,
   Revolver          02/22/06     789,183       739,190
--------------------------------------------------------------------------------

Oil Refining/Marketing - 1.6%
Ocean Rig 2,
   Term Loan         06/30/06   4,477,500     4,127,187
Port Arthur Finance Corp.,
   Term Loan B       01/15/07   3,492,900     3,490,951
Premcor Refining Group,
   Tranche 1         08/23/03   2,000,000     1,996,765
--------------------------------------------------------------------------------
                                              9,614,903

--------------------------------------------------------------------------------

See notes to investment portfolio.

Variable Rate Senior Loan

Interests (a)  (continued)            Par         Value
--------------------------------------------------------------------------------
Paper - 1.8%
Appleton Papers, Inc.,
   Term Loan B       11/08/06 $ 2,311,333   $ 2,373,261
Bear Island Paper Co.,
   Term Loan         12/31/05     271,038       260,207
Grant Forest Products, Inc.,
   Term Loan B       10/12/08   1,846,366     1,836,386
Norske Skog Canada Ltd.,
   Term Loan B       08/14/07     995,000     1,004,627
Port Townsend Paper Corp.,
   Term Loan B       03/16/07   1,977,770     1,933,377
Potlatch Corp.,
   Term Loan B       06/29/05   1,492,500     1,498,419
Stone Container Corp.,
   Term F            12/31/05   1,989,399     1,992,284
--------------------------------------------------------------------------------
                                             10,898,561

--------------------------------------------------------------------------------

Pharmaceutical - 1.4%
Alpharma Operating Corp.,
   Term Loan B       10/05/08   4,458,333     4,448,254
Medpointe, Inc.,
   Term Loan B       09/30/08   3,990,000     3,984,341
--------------------------------------------------------------------------------
                                              8,432,595

--------------------------------------------------------------------------------

Printing/Publishing - 1.9%
Canwest Media, Inc.:
   Term Loan B-2     05/15/08   1,820,316     1,842,139
   Term Loan C-2     05/15/09   1,137,247     1,150,881
DIMAC Holdings.: (c)
   Term Loan A       12/31/05     246,193        27,081
   Term Loan B       01/01/02      79,539        68,006
DIMAC Marketing Partners: (c)
   Revolver          07/01/03      27,443         3,019
   Term Loan A       07/01/03      59,591         6,555
   Term Loan B       01/01/05     246,193        27,081
Muzak, LLC, (b)
   Term Loan B       12/31/06   2,462,446     2,441,241
Weekly Reader Corp./Compass
   Learning, Inc.,
   Term Loan B       11/17/06   5,887,160     5,689,801
--------------------------------------------------------------------------------
                                             11,255,804

--------------------------------------------------------------------------------

Rail/Shipping - 2.1%
American Commercial Lines:
   Term Loan B       06/30/06   1,159,357     1,066,158
   Term Loan C       06/30/07   1,364,143     1,254,483
Helm Financial Corp., (b)
   Term Loan B       10/18/06   5,568,333     5,462,191
Kansas City Southern Railway Co.,
   Term Loan B       12/29/06     990,000       995,970

--------------------------------------------------------------------------------

                                      Par         Value
--------------------------------------------------------------------------------
RailAmerica Transportation Corp.:
   Term Loan B       12/31/06 $ 2,579,502   $ 2,590,528
   Term Loan C       12/31/06   1,000,000     1,008,660
--------------------------------------------------------------------------------
                                             12,377,990

--------------------------------------------------------------------------------

Real Estate Investment Trust - 1.5%
Corrections Corp. of America:
   Term Loan         12/31/02     460,731       460,725
   Term Loan B       12/31/02   2,634,344     2,629,372
   Term Loan C       12/31/02   3,685,553     3,678,604
Ventas Realty,
   Term Loan C       12/31/07   2,005,731     2,006,583
--------------------------------------------------------------------------------
                                              8,775,284

--------------------------------------------------------------------------------

Rental/Leasing Companies - 0.3%
NationsRent, Inc.,
   Term Loan B       07/20/06   2,995,185     1,733,474
--------------------------------------------------------------------------------

Retail Stores - 0.3%
Rite Aide Corp.,
   Term Loan A       06/27/05   2,000,000     1,938,339
--------------------------------------------------------------------------------

Semiconductors - 0.3%
On Semiconductor Components
   Industries, LLC:
     Term Loan B     08/04/06     479,074       360,996
     Term Loan C     08/04/07     515,926       388,765
     Term Loan D     08/04/07   1,293,500       974,876
--------------------------------------------------------------------------------
                                              1,724,637

--------------------------------------------------------------------------------

Steel/Iron Ore - 1.5%
Ispat Inland, LP.:
   Term Loan B       07/16/05   2,443,132     1,446,006
   Term Loan C       07/16/06   2,443,132     1,446,006
UCAR Finance, Inc.,
   Term Loan B       12/31/07   5,800,453     5,783,545
--------------------------------------------------------------------------------
                                              8,675,557

--------------------------------------------------------------------------------

Telecommunications Infrastructure Equipment - 0.8%
Global Crossing Holdings, Inc., (c)
   Term Loan B       06/30/06   1,992,727       412,659
Spectrasite Communications, Inc.,
   Tranche B         12/31/07   5,000,000     4,342,490
--------------------------------------------------------------------------------
                                              4,755,149

--------------------------------------------------------------------------------

Telecommunications Services - 4.2%
Broadwing, Inc.:
   Term Loan B       12/30/06   1,500,000     1,441,625
   Term Loan C       06/28/07   1,500,000     1,451,904

See notes to investment portfolio.

Variable Rate Senior Loan

Interests (a)  (continued)            Par         Value
--------------------------------------------------------------------------------
Telecommunications Services (continued)
Cricket Communications, Inc., (b)
   Vendor Term Loan  06/30/07 $ 5,500,000  $  4,623,252
GT Group Telecom Services Corp., (b)
   Lucent Term
   Loan A            06/30/08   5,000,000     4,251,492
ICG Communications, Inc.,
   Term Loan B       03/31/06     479,809       453,420
KMC Telecom, Inc.,
   Term Loan         07/01/07   2,000,000     1,267,409
Microcell Connexions, Inc.,
   Term Loan F       02/22/07   3,000,000     2,549,958
Time Warner Telecom,
   Term Loan B       03/31/08   3,500,000     3,295,372
TSI Telecommunication
   Services, Inc.,
   Term Loan B       12/31/06   1,000,000       942,500
Valor Telecommunications
   Enterprises, LLC,
   Term Loan B       06/30/08   4,937,500     4,833,483
--------------------------------------------------------------------------------
                                             25,110,415

--------------------------------------------------------------------------------

Textiles - 1.2%
Spring Industries, Inc.,
   Term Loan B       09/05/08   2,575,966     2,494,481
St. Johns Knits,
   Term Loan B       07/31/07   1,045,083     1,046,057
Synthetic Industries, Inc.,
   Term Loan B       12/14/07   3,953,157     3,389,072
--------------------------------------------------------------------------------
                                              6,929,610

--------------------------------------------------------------------------------

Transportation - 2.1%
Evergreen International Aviation, Inc.:
   Term Loan B-1     05/07/03     899,513       814,061
   Term Loan B-2     05/07/04   3,598,135     3,256,765
Gemini Leasing, Inc.,
   Term Loan A       08/12/05   3,221,647     1,610,823
Great Lakes Transportation,
   Term Loan         03/23/08     980,075       963,144
OshKosh Truck Corp.,
   Term Loan B       01/31/07     987,500       996,809
Transportation Technology,
   Term Loan B       03/31/07   5,467,605     4,784,067
--------------------------------------------------------------------------------
                                             12,425,669

--------------------------------------------------------------------------------

Transportation Manufacturing - 0.7%
Motor Coach Industries, Inc.,
   Term Loan         06/16/06   5,264,203     4,408,811
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Par         Value
--------------------------------------------------------------------------------
Wireless Telecommunication - 5.2%
Centennial Cellular Operating Co., LLC,
   Term Loan C       11/30/07 $ 1,620,010  $  1,296,827
Centennial Puerto Rico
   Operations Corp.,
   Term Loan B       05/31/07   2,349,293     1,880,643
Chicago 20MHz,
   Term Loan         10/31/07   3,500,000     3,540,688
Nextel Finance Co.:
   Term Loan B       06/30/08   1,500,000     1,255,156
   Term Loan C       12/31/08   1,500,000     1,257,906
   Term Loan D       03/31/09   4,500,000     3,721,141
Nextel Partners, Inc.,
   Term Loan B       01/29/08   6,000,000     5,340,000
Rural Cellular Corp.:
   Term Loan B       10/03/08   1,796,428     1,640,852
   Term Loan C       04/03/09   1,796,428     1,640,853
Sygnet Wireless, Inc.:
   Term Loan B       03/23/07     845,739       817,801
   Term Loan C       12/23/07   3,838,722     3,717,274
Ubiquitel Operating Co.,
   Term Loan B       11/17/08   4,500,000     4,400,435
--------------------------------------------------------------------------------
                                             30,509,576

--------------------------------------------------------------------------------

Total Variable Rate Senior Loan Interests
(cost of $583,226,053)                      548,536,195
--------------------------------------------------------------------------------

Common Stocks - 1.9%               Shares

--------------------------------------------------------------------------------
Building - Heavy Construction - 1.4%
Washington Group
International, Inc.             442,949       8,504,621
--------------------------------------------------------------------------------

Environmental Services - 0.0%
Environmental Systems, Inc. (d)     3,445            --
--------------------------------------------------------------------------------

Funeral Services & Religious Items - 0.2%
Alderwoods Group, Inc.             97,955     1,288,108
--------------------------------------------------------------------------------

Movies/Entertainment  - 0.3%
United Artist                     113,730     1,478,494
--------------------------------------------------------------------------------

Total Common Stocks
(cost of $1,486,333)                         11,271,223
--------------------------------------------------------------------------------

Preferred Stocks - 0.0%
--------------------------------------------------------------------------------
Environmental Services - 0.0%
Dimac Inc. (d)(e)                 148,900            --
Environmental Systems, Inc. (d)   545,928         5,186
Key Plastics (d)(e)                    13            --
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(cost of $697,302)                                5,186
--------------------------------------------------------------------------------


See notes to investment portfolio.

Warrants (d) - 0.0%                 Units         Value
--------------------------------------------------------------------------------
Key Plastic                             8  $         --
   expires 4/4/25
Key Plastic                             7            --
   expires 4/4/25
Dimac Corp.                         3,142            --
   expires 4/4/25
--------------------------------------------------------------------------------
TOTAL WARRANTS                                       --
--------------------------------------------------------------------------------
(cost of $0)

Short-Term Obligations - 4.9%         Par

--------------------------------------------------------------------------------
Commercial Paper - 4.9%
BP Capital PLC,
   1.880%            03/01/02 $12,700,000    12,700,000
Goldman Sachs Commercial Paper,
   1.870%            03/01/02  15,000,000    15,000,000
State Street Bank Overnight,
   0.750%            03/01/02   1,000,000     1,000,000
--------------------------------------------------------------------------------

TOTAL SHORT TERM OBLIGATIONS
(cost of $28,700,000)                        28,700,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.6%

(cost of $614,109,688)(f)                   588,512,604
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.4%        2,609,994
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                        $591,122,598
--------------------------------------------------------------------------------
Notes to Investment Portfolio:

(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(b) Represents fair value as determined in good faith under procedures approved by the Trustees.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d)  Non-income producing.
(e) Shares were received as part of a settlement due to the default status of a loan. There is no market value for these shares at this time.
(f) Cost for generally accepted accounting principles is $614,109,688. Cost for federal income tax purposes is $614,200,566. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

     Acronym                       Name
--------------------------------------------------------------
      DIP                  Debtor in Possession

See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Assets and Liabilities

February 28, 2002 (Unaudited)

Assets:
Investments, at cost                       $614,109,688
--------------------------------------------------------------------------------
Investments, at value                      $588,512,604
Cash                                            108,893
Receivable for:
   Investments sold                              17,733
   Interest and fees                          3,139,182
Deferred Trustees' compensation plan                324
Other assets                                    731,982
--------------------------------------------------------------------------------
     Total Assets                           592,510,718
--------------------------------------------------------------------------------
Liabilities:
Deferred facilities fee                       1,029,080
Payable for:
    Investments purchased                       159,716
   Management fee                               197,951
   Transfer agent fee                               468
   Bookkeeping fee                                  222
   Trustees' fee                                    359
Deferred Trustees' fee                              324
--------------------------------------------------------------------------------
     Total Liabilities                        1,388,120
--------------------------------------------------------------------------------

Net Assets                                 $591,122,598
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations

For the Six Months Ended February 28, 2002 (Unaudited)
Investment Income:
Interest                                   $ 21,072,029
Fee letter                                      676,960
--------------------------------------------------------------------------------
   Total Investment Income                   21,748,989

Expenses:
Management fee                                1,388,901
Bookkeeping fee                                   4,389
Transfer agent fee                                2,968
Trustees' fee                                     2,155
Custody fee                                      13,193
Pricing fee                                     143,049
Other expenses                                   77,751
--------------------------------------------------------------------------------
   Total Expenses                             1,632,406
Custodian earnings credit                        (4,603)
Interest expense                                 17,569
--------------------------------------------------------------------------------
   Net Expenses                               1,645,372
--------------------------------------------------------------------------------
Net Investment Income                        20,103,617
--------------------------------------------------------------------------------

Net Realized and Unrealized
Gain (Loss) on Portfolio Positions:
Net realized loss on investments            (11,766,729)

Net change in unrealized
   appreciation/depreciation on investments  (9,735,917)
--------------------------------------------------------------------------------

Net Loss                                    (21,502,646)
--------------------------------------------------------------------------------

Net Decrease in Net Assets from Operations $ (1,399,029)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.


 Stein Roe Floating Rate Limited Liability Company

 Statements of Changes in Net Assets

                                                                                    (UNAUDITED)
                                                                                        SIX
                                                                                   MONTHS ENDED          YEAR ENDED
                                                                                   FEBRUARY 28,          AUGUST 31,
Increase (Decrease) in Net Assets:                                                     2002                 2001
---------------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                              $  20,103,617       $  58,251,242
Net realized loss on investments                                                     (11,766,729)        (10,920,726)
Net change in unrealized appreciation/depreciation on investments                     (9,735,917)        (14,498,371)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Operations                                               (1,399,029)         32,832,145
---------------------------------------------------------------------------------------------------------------------------

Transactions in Investors' Beneficial Interest:
   Contributions                                                                      45,816,389         373,685,346
   Withdrawals                                                                      (120,746,615)       (246,730,943)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from Transactions in
       Investors' Beneficial Interest                                                (74,930,226)        126,954,403
---------------------------------------------------------------------------------------------------------------------------

Total Increase (Decrease) in Net Assets                                              (76,329,255)        159,786,548

Net Assets:
Beginning of period                                                                  667,451,853         507,665,305
---------------------------------------------------------------------------------------------------------------------------
End of period                                                                      $ 591,122,598       $ 667,451,853
---------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Cash Flows

For the Six Months Ended February 28, 2002 (Unaudited)
Increase (Decrease) in Cash
--------------------------------------------------------------------------------
Cash Flows From Operating Activities:
Net Investment Income                       $  20,103,617

Adjustments to reconcile net investment
   income to net cash provided by operating activities:

   Purchases of investment securities        (164,189,465)
   Proceeds from disposition of
     investment securities                    219,835,308
   Sale of short-term investments, net         (4,206,183)
   Decrease in receivable for
     investments sold                               3,158
   Decrease in receivable for interest
     and fees                                   1,184,852
   Increase in other assets                      (650,896)
   Decrease in deferred facility fees             (83,922)
   Increase in payable for
     investments purchased                        158,912
   Decrease in payable for accrued expenses       (44,801)
   Decrease in other liabilities                  (11,839)
   Net amortization/accretion of income           533,929
--------------------------------------------------------------------------------
 Net cash provided by operating activities     72,632,670

Cash Flows From Financing Activities:
   Proceeds from capital contributions         45,816,389
   Payment of capital withdrawals            (120,746,615)
--------------------------------------------------------------------------------
   Net cash used in financing activities      (74,930,226)
--------------------------------------------------------------------------------
Net Decrease in Cash                           (2,297,556)

Cash:
   Beginning of the period                      2,406,449
--------------------------------------------------------------------------------

   End of the period                        $     108,893
--------------------------------------------------------------------------------

See notes to financial statements.

Liberty Floating Rate Fund

Statement of Assets and Liabilities
February 28, 2002 (Unaudited)

Assets:
Investments in Portfolio, at cost            $505,798,353
--------------------------------------------------------------------------------
Investments in Portfolio, at value           $485,812,786
Receivable for:
   Fund shares sold                               964,900
   Expense reimbursement due from Advisor         102,316
Deferred Trustees' compensation plan                1,659
Other assets                                      110,614
--------------------------------------------------------------------------------
        Total Assets                          486,992,275
--------------------------------------------------------------------------------
Liabilities:
Payable for:
   Distributions                                  789,646
   Administration fee                              72,223
   Transfer agent fee                              35,333
   Bookkeeping fee                                 14,579
   Trustees' fee                                       98
Deferred Trustees' fee                              1,659
Other liabilities                                     296
--------------------------------------------------------------------------------
        Total Liabilities                         913,834
--------------------------------------------------------------------------------
Net Assets                                   $486,078,441
--------------------------------------------------------------------------------
Composition of Net Assets:
Paid-in capital                              $522,881,424
Overdistributed net investment income             (82,594)
Accumulated net realized loss
   allocated from Portfolio                   (16,734,822)
Net unrealized depreciation on
   investments allocated from Portfolio       (19,985,567)
--------------------------------------------------------------------------------
                                             $486,078,441

--------------------------------------------------------------------------------

CLASS A:
Net assets                                   $124,144,244
Shares outstanding                             13,349,816
--------------------------------------------------------------------------------
Net asset value and redemption price
   per share                                 $       9.30(a)
--------------------------------------------------------------------------------
Maximum offering price per share
  ($9.30/0.9650)                             $       9.64(b)
--------------------------------------------------------------------------------

CLASS B:
Net assets                                   $188,687,858
Shares outstanding                             20,290,500
--------------------------------------------------------------------------------
Net asset value and offering price
   per share                                 $       9.30(a)
--------------------------------------------------------------------------------

CLASS C:
Net assets                                   $160,083,923
Shares outstanding                             17,214,579
--------------------------------------------------------------------------------
Net asset value and offering price
   per share                                 $       9.30(a)
--------------------------------------------------------------------------------

CLASS Z:
Net assets                                   $ 13,162,416
Shares outstanding                              1,415,417
--------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share                            $       9.30
--------------------------------------------------------------------------------

(a)Redemption price per share is equal to net asset value less any applicable early withdrawal charge. (b) On sales of $100,000 or more the offering price is reduced.

Statement of Operations

For the Six Months Ended February 28, 2002
(Unaudited)

Investment Income:
Interest and fees allocated from
   Portfolio                                 $ 17,449,002

Expenses:
Expenses allocated from Portfolio               1,320,877
Administration fee                                494,599
Distribution fee:
   Class A                                         64,118
   Class B                                        425,011
   Class C                                        498,535
Service fee:
   Class A                                        160,294
   Class B                                        236,117
   Class C                                        207,723
Bookkeeping fee                                    91,584
Transfer agent fee                                573,929
Trustees' fee                                       9,569
Other expenses                                    115,909
--------------------------------------------------------------------------------
   Total Expenses                               4,198,265
Fees and expenses waived or
   reimbursed by Advisor                         (627,197)
Interest expense                                   74,080
--------------------------------------------------------------------------------
   Net Expenses                                 3,645,148
--------------------------------------------------------------------------------
Net Investment Income                          13,803,854
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain
(Loss) on Investments Allocated
from Portfolio:

Net realized loss on investments
   allocated from Portfolio                    (8,816,828)
Net change in unrealized
   appreciation/depreciation on
   Investments allocated from
   Portfolio                                   (8,274,617)
--------------------------------------------------------------------------------
Net Loss                                      (17,091,445)
--------------------------------------------------------------------------------
Net Decrease in Net Assets from
   Operations                                $ (3,287,591)
--------------------------------------------------------------------------------

See notes to financial statements.

 Liberty Floating Rate Fund

 Statements of Changes in Net Assets

                              (Unaudited)
                              Six Months      Year
                                Ended         Ended
Increase (Decrease)          February 28,  August 31,
in Net Assets:                   2002         2001
--------------------------------------------------------------------------------

Operations:
Net investment income        $ 13,803,854 $ 39,466,869
Net realized loss on
   investments allocated
   from Portfolio              (8,816,828)  (7,917,994)
Net change in unrealized
   appreciation/depreciation
   on investments allocated
   from Portfolio              (8,274,617) (11,309,126)
--------------------------------------------------------------------------------
Net Increase (Decrease) from
   Operations                  (3,287,591)  20,239,749
--------------------------------------------------------------------------------

Distributions Declared to Shareholders:
From net investment income:
   Class A                     (3,803,332) (13,676,545)
   Class B                     (5,253,352) (12,178,768)
   Class C                     (4,509,273) (12,668,851)
   Class Z                       (387,981)    (784,653)
From net realized capital gains:
   Class A                              -      (32,655)
   Class B                              -      (29,079)
   Class C                              -      (30,249)
   Class Z                              -       (1,873)
--------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders            (13,953,938) (39,402,673)
--------------------------------------------------------------------------------

Share Transactions:
Class A:
   Subscriptions               17,112,901   78,582,954
   Distributions reinvested     2,777,601    9,007,906
   Redemptions                (29,271,963) (90,167,061)
--------------------------------------------------------------------------------
   Net Decrease                (9,381,461)  (2,576,201)
--------------------------------------------------------------------------------
Class B:
   Subscriptions               13,106,114  134,596,895
   Distributions reinvested     3,599,241    6,505,834
   Redemptions                (17,402,119) (23,060,369)
--------------------------------------------------------------------------------
      Net Increase (Decrease)    (696,764) 118,042,360
--------------------------------------------------------------------------------
Class C:
   Subscriptions               17,484,004  143,300,030
   Distributions reinvested     3,689,156    8,431,860
   Redemptions                (39,712,007) (52,579,082)
--------------------------------------------------------------------------------
      Net Increase (Decrease) (18,538,847)  99,152,808
--------------------------------------------------------------------------------

                              (Unaudited)
                              Six Months      Year
                                Ended         Ended
                             February 28,  August 31,
                                 2002         2001
--------------------------------------------------------------------------------
Class Z:
   Subscriptions             $  2,745,284 $  6,172,570
   Distributions reinvested        49,817      134,010
   Redemptions                   (868,494)  (1,165,711)
--------------------------------------------------------------------------------
      Net Increase              1,926,607    5,140,869
--------------------------------------------------------------------------------
Net Increase (Decrease) from
   Share Transactions         (26,690,465) 219,759,836
--------------------------------------------------------------------------------
Total Increase (Decrease) in

   Net Assets                 (43,931,994) 200,596,912

Net Assets:
Beginning of period           530,010,435  329,413,523
--------------------------------------------------------------------------------

End of period (including
   overdistributed net
   investment income of
   $(82,594) and undistributed
   net investment income of
    $129,272, respectively)  $486,078,441 $530,010,435
--------------------------------------------------------------------------------

Changes in Shares:
Class A:
   Subscriptions                1,810,603    7,972,222
   Issued for distributions
    reinvested                    295,346      919,080
   Redemptions                 (3,100,725)  (9,268,387)
--------------------------------------------------------------------------------
      Net Decrease               (994,776)    (377,085)
--------------------------------------------------------------------------------
Class B:
   Subscriptions                1,398,155   13,694,219
   Issued for distributions
    reinvested                    382,804      667,028
   Redemptions                 (1,844,039)  (2,377,099)
--------------------------------------------------------------------------------
      Net Increase (Decrease)     (63,080)  11,984,148
--------------------------------------------------------------------------------
Class C:
   Subscriptions                1,862,800   14,547,796
   Issued for distributions
    reinvested                    392,199      863,496
   Redemptions                 (4,199,888)  (5,418,989)
--------------------------------------------------------------------------------
      Net Increase (Decrease)  (1,944,889)   9,992,303
--------------------------------------------------------------------------------
Class Z:
   Subscriptions                  291,346      632,966
   Issued for distributions
    reinvested                      5,296       13,700
   Redemptions                    (92,975)    (119,162)
--------------------------------------------------------------------------------
      Net Increase                203,667      527,504
--------------------------------------------------------------------------------


See notes to financial statements.

 Notes to Financial Statements

February 28, 2002 (Unaudited)



Note 1. Organization

Liberty Floating Rate Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital. The Fund authorized an unlimited number of shares. Effective November 2, 1999, the Fund began offering Class A, Class B and Class C shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares in eight years after purchase. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At February 28, 2002, Liberty Floating Rate Fund and Liberty-Stein Roe Institutional Floating Rate Income Fund owned 82.2% and 17.8%, respectively, of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Note 2. Security Valuation and Transactions

Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, senior loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group Inc., at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower;
(ii) the current interest rate, the interest rate redetermination period and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values and Financial Highlights:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

Federal Income Taxes:

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Interest Income, Debt Discount and Premium:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this change did not impact total net assets of the Portfolio, but resulted in reclassifications as follows:

                                   Decrease in
                    Decrease     Net Unrealized
                     In Cost      Depreciation

Stein Roe Limited
  Liability
  Company           $(77,713)        $77,713
Liberty Floating
  Rate Fund          (61,782)         61,782

The effect of this change for the six months ended February 28, 2002 is as follows:

             Decrease in    Decrease in     Decrease in
           Net Investment Net Unrealized   Net Realized
               Income      Depreciation        Loss

Stein Roe
  Limited
  Liability
  Company     $(25,654)        $13,165        $12,489

Liberty
  Floating
  Rate Fund    (21,088)         10,822         10,266

The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Distributions to Shareholders:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Statement of Cash Flows:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2002.

Note 3. Fees and Compensation Paid to Affiliates

Management Fee:

The Advisor receives a monthly fee equal to 0.45% annually of the Portfolio's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former intermediate parent of the Portfolio's investment advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Portfolio's investment advisor and, therefore, an assignment of its existing investment advisory contract with the Portfolio. The Fund had obtained approval of a new investment advisory contract by the Portfolio's Board of Managers and shareholders which became effective upon completion of the sale. This contract is identical to the current contract in all material respects except for its effective and termination dates.

Administration Fee:

The Advisor provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily net assets.

Bookkeeping Fee:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and fund an annual flat fee of $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended February 28, 2002, the Fund has been advised that the Distributor retained $7,953 net underwriting discounts on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of $29,076, $331,421 and $62,929 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.80% of the Fund's average daily net assets.

Other:

The Portfolio and Fund pays no compensation to their officers, all of whom are employees of the Advisor.

Note 4. Portfolio Information

Investment Activity:

During the six months ended February 28, 2002, purchases and sales of investments, other than short-term obligations, were $164,189,465 and $219,835,308, respectively.

Unrealized appreciation (depreciation) at February 28, 2002, based on cost for federal income tax purposes was:

Gross unrealized
  appreciation                          $ 559,153,616
Gross unrealized
  depreciation                           (584,841,578)
                                          -----------
Net unrealized
  depreciation                          $ (25,687,962)
                                          -----------

Other:

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Tender of Shares

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2002, there were two tender offers in September and December. The Fund offered to repurchase 10% and 25% of its shares and 6.40% and 10.32%, respectively, of shares outstanding were tendered.

Through specific dates in the year 2000, certain classes of the Fund's shares sold were not registered with the

Securities and Exchange Commission under the Securities Act of 1933. The Fund offered to repurchase these shares at their original sale price in a rescission offer, of which 4,016,173 shares were repurchased. The Advisor reimbursed these shareholders for any decline in net asset value from the sale date and refunded underwriting discounts on Class A shares repurchased.

Note 6. Senior Loan Participation Commitments

The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

At February 28, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

Selling                      Principal
Participant                   Amount         Value
---------                     -------        -----

Goldman Sachs Credit
  Partners, LP.             $1,323,865    $  783,366
JPMorgan Chase               6,658,781     1,648,048

The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Note 7. Unfunded Loan Commitments

As of February 28, 2002, the Portfolio had unfunded loan commitments of $9,122,414, which could be extended at the option of the Borrower.

                                           Unfunded
Borrower                                  Commitments
-----------------------------------------------------
Aftermarket Technology                    $1,000,000
Bridge Information Systems, Inc.               1,935
Insight Health                             3,000,000
Libbey Glass Inc.                          2,500,000
Loew's Cinplex Entertainment Corp.            33,073
LTV Corp.                                    187,304
Mail-Well ICorp.                             603,493
Noveon, Inc.                                 625,000
Riverwood International Corp.              1,020,833
Sun Healthcare Group, Inc.                   150,776
----------------------------------------------------
                                          $9,122,414
----------------------------------------------------


Selected data for a share outstanding throughout each period is as follows:

                                                      (Unaudited)
                                                       Six Months               Year Ended               Period Ended
                                                         Ended                    August 31,                August 31,
                                                      February 28,         ---------------------------------------------
                                                          2002               2001            2000           1999 (a)
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                                  0.53%(b)(c)        0.53%(b)        0.55%          0.96%(c)
Net investment income                                     6.52%(b)(c)(d)     8.94%(b)        9.26%          7.59%(c)
Portfolio turnover rate                                     28%(e)             63%             21%            17%

(a)  From commencement of operations on December 17, 1998.
(b)  The benefits derived from custody credits, if applicable, had no impact.
(c)  Annualized.
(d) As required, effective September 1, 2002, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended February 28, 2002, was to decrease the ratio of net investment income to average net ass ets from 6.53% to 6.52%. Ratios and supplemental data for the periods prior to February 28, 2002 have not been reinstated to reflect this change in presentation.
(e)  Not annualized.



Selected data for a share outstanding throughout each period is as follows:

                                                                          (Unaudited)
                                                                       Six Months Ended    Year Ended      Period Ended
                                                                         February 28,      August 31,       August 31,
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                               2002             2001           2000 (a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $   9.62        $   10.00       $  10.05
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                    0.28(c)          0.81           0.71
Net realized and unrealized loss allocated from Portfolio                   (0.32)(c)        (0.37)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                       (0.04)            0.44           0.66
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                  (0.28)           (0.82)         (0.71)
From net realized gains                                                        --               --(d)          --(d)
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                           (0.28)           (0.82)         (0.71)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $   9.30        $    9.62       $  10.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (e)(f)                                                         (0.44)%(g)        4.56%          6.79%(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                                                     1.15%(h)         1.15%          1.15%(h)
Net investment income                                                        5.91%(c)(h)      8.28%          8.53%(h)
Waiver/reimbursement                                                         0.25%(h)         0.18%          0.13%(h)
Net assets, end of period (000's)                                        $124,144         $138,058       $147,209

(a) Class A shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 was to decrease the ratio of net investment income to average net assets from 5.92% to 5.91%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal charge.
(g)  Not Annualized.
(h)  Annualized.



Selected data for a share outstanding throughout each period is as follows:

                                                                          (Unaudited)
                                                                       Six Months Ended    Year Ended      Period Ended
                                                                         February 28,      August 31,       August 31,
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                                                               2002             2001             2000 (a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $   9.62         $  10.00          $ 10.05
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                    0.26(c)          0.77             0.67
Net realized and unrealized loss allocated from Portfolio                   (0.32)(c)        (0.37)           (0.05)
-----------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                       (0.06)            0.40             0.62
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                  (0.26)           (0.78)           (0.67)
From net realized gains                                                        --               --(d)            --(d)
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                           (0.26)           (0.78)           (0.67)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $   9.30         $   9.62          $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (e)(f)                                                         (0.61)%(g)        4.19%            6.35%(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                                                     1.50%(h)         1.50%            1.50%(h)
Net investment income                                                        5.56%(c)(h)      7.93%            8.18%(h)
Waiver/reimbursement                                                         0.25%(h)         0.18%            0.13%(h)
Net assets, end of period (000's)                                        $188,688         $195,891          $83,695

(a) Class B shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 was to decrease the ratio of net investment income to average net assets from 5.57% to 5.56%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.
(g)  Not Annualized.
(h)  Annualized.




Selected data for a share outstanding throughout each period is as follows:

                                                                          (Unaudited)
                                                                       Six Months Ended    Year Ended      Period Ended
                                                                         February 28,      August 31,       August 31,
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                                                               2002             2001           2000 (a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $   9.62          $ 10.00        $ 10.05
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                    0.25(c)          0.76           0.66
Net realized and unrealized loss allocated from Portfolio                   (0.32)(c)        (0.37)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                       (0.07)            0.39           0.61
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                  (0.25)           (0.77)         (0.66)
From net realized gains                                                        --               --(d)          --(d)
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                           (0.25)           (0.77)         (0.66)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $ 9.30           $ 9.62        $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (e)(f)                                                         (0.68)% (g)       4.04%          6.20%(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                                                     1.65%(h)         1.65%          1.65%(h)
Net investment income                                                        5.41%(c)(h)      7.78%          8.03%(h)
Waiver/reimbursement                                                         0.25%(h)         0.18%          0.13%(h)
Net assets, end of period (000's)                                        $160,084         $184,399       $ 91,664

(a) Class C shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 was to decrease the ratio of net investment income to average net assets from 5.42% to 5.41%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.
(g)  Not Annualized.
(h)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                                       (Unaudited)
                                                       Six Months
                                                          Ended                    Year Ended             Period Ended
                                                      February 28,                 August 31,              August 31,
-----------------------------------------------------------------------------------------------------------------------------
Class Z Shares                                            2002               2001            2000           1999 (a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  9.62            $ 10.00          $10.07        $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                 0.29(c)            0.84            0.87           0.47
Net realized and unrealized gain (loss)
   allocated from Portfolio                              (0.32)(c)          (0.37)          (0.07)          0.07
-----------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                    (0.03)              0.47            0.80           0.54
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:

From net investment income                               (0.29)             (0.85)          (0.87)        (0.47)
In excess of net investment income                          --                 --              --            --(d)
From net realized gains                                     --                 --(d)           --(d)         --
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders        (0.29)             (0.85)          (0.87)        (0.47)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $  9.30            $  9.62          $10.00        $10.07
-----------------------------------------------------------------------------------------------------------------------------
Total return (e)(f)                                      (0.26)%(g)          4.89%           8.23%         5.43%(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                                  0.80%(h)           0.80%            0.80%          1.30%(h)
Net investment income                                     6.26%(c)(h)        8.63%            8.94%          7.10%(h)
Waiver/reimbursement                                      0.25%(h)           0.18%            0.39%         55.49%(h)
Net assets, end of period (000's)                      $13,162            $11,662          $ 6,845       $    893

(a)  From commencement of operations on December 17, 1998.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 was to decrease the ratio of net investment income to average net assets from 6.27% to 6.26%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Total return at net asset value assuming all distributions reinvested.
(g)  Not Annualized.
(h)  Annualized.


Shareholder Meeting Results

On September 26, 2001, a Special Meeting of Shareholders of the Liberty Floating Rate Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 52,855,747 shares outstanding. The votes cast were as follows:

                                              % of Shares to    % of Shares to
Proposal 1: To approve a new                   Total Shares      Total Shares
investment advisory agreement:    Shares        Outstanding          Voted
--------------------------------------------------------------------------------
For                            40,444,671          76.52%            97.20%
Against                           389,033           0.74%             0.93%
Abstain                           776,938           1.47%             1.87%

Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Floating Rate Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
800-345-6611

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Floating Rate Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Floating Rate Fund

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income...we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom...however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track for the long term. It's a relationship that's focused on you and your needs.

Liberty Floating Rate Fund Semiannual Report, February 28, 2002

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                                  U.S. Postage

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A Member of Columbia Management Group

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                               761-03/124J-0302 (04/02)   02/541